Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110

                                 August 12, 2008


Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

         Re:      Pioneer Tax Free Income Fund
                  Registration Statement on Form N-14
                  (File Nos. 333-151757 and 811-02704)

Ladies and Gentlemen:

         On behalf of our client, Pioneer Tax Free Income Fund, a Delaware statutory trust (the "Fund"), we are hereby filing Pre-Effective Amendment Number 1 to the combined proxy and registration statement on Form N-14, with exhibits of the Fund (the "Registration Statement").

         The Registration Statement relates to a proposed Agreement and Plan of Merger whereby Pioneer Municipal and Equity Income Trust, a Delaware statutory trust and a closed-end management investment company, will merge with and into the Fund, an open-end management investment company.

         Please call the undersigned at (617) 951-8760 or Jeremy Kantrowitz at
(617) 951-8458 with any questions relating to the filing.


                                                     Sincerely,

                                                     /s/ Toby R. Serkin

                                                     Toby R. Serkin